Pensions and Postretirement Benefits Textuals (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Defined Benefit Plan, Contributions by Employer	$ 12,484	$ 12,280
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	3,000
Amount to bring funding deficit current			$ 57,000
Estimate of 2012 pension cost			8,000
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Contributions by Employer	$ 10,000	$ 10,000	$ 65,000